Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables
Schedule of Other Receivables

	December 31,	December 31,
	2021	2022
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	154,038,237	142,448,841
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	25,095,284	22,973,322
Due from contractors	20,298,040	17,253,823
Due from Zijin Royal Palace	44,750,333	45,163,449
Others	54,008,203	155,673,690
Total	298,190,097	383,513,125